Trade receivables - Schedule of Non-Interest Bearing Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 16,758	$ 18,754	$ 14,427
Current contract assets	2,707	3,112	1,612
Unbilled revenue	105	355	12
Unissued credit notes	(1,094)	(485)	(138)
Provisions on trade receivables	(2,592)	(810)	(628)
Net trade receivables	$ 15,884	$ 20,926	$ 15,285